Note 17 - Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Variable Interest Entity Disclosure [Text Block]
17.	Variable interest entities

The Company holds variable interests in certain Variable Interest Entities (“VIE”) in its Investment Management segment which are not
consolidated as it was determined that the Company is
not
the primary beneficiary. The Company's involvement with these entities is in the form of advisory fee arrangements and equity co-investments (typically
1%
-
2%
).

The following table provides the maximum exposure to loss related to these non-consolidated VIEs:

	As at December 31,
	2020	2019

Investments in unconsolidated subsidiaries	$6,158	$1,981
Co-investment commitments	14,345	7,969
Maximum exposure to loss	$20,503	$9,950